INCOME TAX EXPENSE - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of the differences between statutory tax rate and the effective tax rate
Loss before tax from continuing operations	¥ (2,040,999)	$ (288,247)	¥ (299,939)	¥ (1,360,463)	¥ (1,352,748)	¥ (1,272,210)
Loss before tax from discontinued operations	(455,177)	$ (64,283)		(659,458)	(173,583)	(1,478,615)
Loss before tax	(2,496,176)			(2,019,921)	(1,526,331)	(2,750,825)
Income tax computed at PRC statutory tax rate	(624,044)			(504,980)	(381,583)	(687,706)
Effect of different tax rate	16,601			42,085	(21,369)	6,709
Non-deductible expense	167,020			180,699	93,925	241,114
Change of valuation allowance	440,097			281,758	294,442	439,313
Total income tax expense	¥ (326)			¥ (438)	¥ (14,585)	¥ (570)